Summary of Carrying Value of Assets and Liabilities (Detail) - USD ($) $ in Thousands	Mar. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Assets:
Cash and Cash Equivalents	$ 322	$ 118	$ 593
Total Current Assets		34,257
Liabilities:
Total Liabilities Related to Assets Held for Sale		25,115
Water Solutions Holdings, LLC
Assets:
Cash and Cash Equivalents		118
Accounts Receivable		13,226
Inventory, Prepaid Expenses and Other		163
Total Current Assets		13,507
Other Property and Equipment, Net		19,690
Wells and Facilities in Progress		688
Intangible Assets, Net		372
Total Long-Term Assets		20,750
Total Assets Held for Sale		34,257
Liabilities:
Accounts Payable		3,694
Current Maturities of Long-Term Debt		6,236
Accrued Liabilities		6,304
Total Current Liabilities		16,234
Senior Secured Line of Credit and Long-Term Debt		8,881
Long-Term Liabilities		8,881
Total Liabilities Related to Assets Held for Sale		25,115
Net Assets Held for Sale:		$ 9,142